UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: SEPTEMBER 30, 2011


Check here if Amendment [ ]; Amendment Number:
                                              -----------
This Amendment:         [ ] is a restatement.
                        [ ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:      PROSPERITY CAPITAL MANAGEMENT LIMITED
Address:   P.O. BOX 1048
           SUITE 204, THE CRIGHTON BUILDING
           256 CREWE RD
           GRAND CAYMAN, KY1-1004
           CAYMAN ISLANDS

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:


Name:      OLIVER J. SINTON
Title:     MANAGING DIRECTOR
Phone:     +1 345 745 8500


SIGNATURE, PLACE AND DATE OF SIGNING:

                                         GRAND CAYMAN
/s/Oliver J. Sinton                     CAYMAN ISLANDS     15 November 2011
--------------------------------------  --------------     ----------------
             Signature                   City, State       Date

Report Type:

[X]  l3F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:                 0
                                           ---------
Form 13F Information Table Entry Total:            4
                                           ---------
Form 13F Information Table Value Total:     $147,785
                                           ---------
                                         (thousands)

LIST OF OTHER INCLUDED MANAGERS:

None



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
COLUMN 1             COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5          COLUMN 6  COLUMN 7            COLUMN 8
--------------  -------------  ---------  --------  --------------------  ---------- ---------  ---------------------------
                     TITLE OF                VALUE  SHRS OR  SH /  PUT /  INVESTMENT     OTHER        VOTING AUTHORITY
NAME OF ISSUER          CLASS      CUSIP   (X$1000) PRN AMT   PRN   CALL  DISCRETION  MANAGERS       SOLE  SHARED       NONE
--------------  -------------  ---------  --------  -------  ----  -----  ---------- ---------  ---------  ------  ---------
VIMPELCOM LTD.  SPONSORED ADR  92719A106   138,206   11,146    SH    ---     DEFINED      NONE  8,309,091     ---  2,837,302

MECHEL OAO      SPONSORED ADR  583840509     9,578    1,114    SH    ---     DEFINED      NONE      1,114     ---        ---
                    PREFERRED